Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			$ 18,070
Additions	$ 66	$ 488	320	$ 772
Net book value at ending of the year	17,488		17,488		$ 18,070
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			20,222	19,560	19,560
Additions			320		1,061
Write down					(399)
Net book value at ending of the year	20,542		20,542		20,222
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			2,152	1,058	1,058
Net book value at ending of the year	3,054		3,054		2,152
Depreciation for the year			902		1,124
Disposition					(30)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			386
Net book value at ending of the year	386		386		386
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			386	386	386
Net book value at ending of the year	386		386		386
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			1,960
Net book value at ending of the year	1,880		1,880		1,960
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			2,143	2,141	2,141
Additions					2
Net book value at ending of the year	2,143		2,143		2,143
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			183	76	76
Net book value at ending of the year	263		263		183
Depreciation for the year			80		107
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			4,779
Net book value at ending of the year	4,622		4,622		4,779
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			5,562	5,156	5,156
Additions			142		805
Write down					(399)
Net book value at ending of the year	5,704		5,704		5,562
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			783	447	447
Net book value at ending of the year	1,082		1,082		783
Depreciation for the year			299		366
Disposition					(30)
Organoclay Plant
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			10,489
Net book value at ending of the year	10,058		10,058		10,489
Organoclay Plant | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			11,495	11,495	11,495
Net book value at ending of the year	11,495		11,495		11,495
Organoclay Plant | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			1,006	431	431
Net book value at ending of the year	1,437		1,437		1,006
Depreciation for the year			431		575
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			456
Net book value at ending of the year	542		542		456
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			636	382	382
Additions			178		254
Net book value at ending of the year	814		814		636
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year			180	$ 104	104
Net book value at ending of the year	$ 272		272		180
Depreciation for the year			$ 92		$ 76